Document and Entity Information	Jun. 10, 2021
Cover [Abstract]
Entity Registrant Name	IMPINJ INC
Amendment Flag	true
Entity Central Index Key	0001114995
Document Type	8-K/A
Document Period End Date	Jun. 10, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-37824
Entity Tax Identification Number	91-2041398
Entity Address, Address Line One	400 Fairview Avenue North
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	(206)
Local Phone Number	517-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On June 11, 2021, Impinj, Inc. filed a Current Report on Form 8-K (the “Original Report”) to report the voting results from its 2021 annual meeting of stockholders. This Current Report on Form 8-K/A is being filed to correct an error in the presentation of the results for the stockholder proposal considered at the meeting. For convenience of the reader, this filing restates the entire contents of the Original Report, with the only modification being the inclusion of the correct voting result on the shareholder proposal.